Investment Objectives and Goals - January - Equity Funds IV_Pro	Sep. 30, 2025
Nomura Growth and Income Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Growth and Income Fund seeks long-term growth of capital and current income.
Nomura Opportunity Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Opportunity Fund seeks long-term capital growth.